Note 8 - Prepaid Drilling Services	12 Months Ended
Sep. 30, 2016
Notes
Note 8 - Prepaid Drilling Services:

NOTE 8 – PREPAID DRILLING SERVICES:

During the year ended September 30, 2012, we obtained $1,100,000 in prepaid drilling services as a portion of the consideration received from the sale of Timberline Drilling.  During the year ended September 30, 2015, we used $75,685 in drilling services, and we accepted $275,000 as a settlement of the remaining portion of prepaid drilling services that was due to be paid to the Company in November 2015 ($144,315) and November 2016 ($220,000), resulting in an $89,315 loss on settlement of prepaid drilling services.   As of September 30, 2016 and September 30, 2015, the balance of prepaid drilling services is nil.